BASIC AND DILUTED NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Income (Loss) per Share
	Six Months Ended June 30,
	2023	2024
	(Unaudited)
Numerator:

Net loss available to shareholders of ordinary shares	$(60,806)	$(7,453)

Denominator:
Shares used in computing basic and diluted net loss per ordinary shares	41,384,895	42,689,375